Other accounts payable and accrued expenses - Schedule of Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Taxes Payable, Current	$ 2,646	$ 1,227
Employee-related Liabilities, Current	34,111	33,495
Taxes Payable	833	2,853
Other Accrued Liabilities, Current	6,161	6,244
Contract With Customer, Customer Advances	862	628
Other Accounts Payable And Other Accrued Liabilities, Current	232	1,006
Other Accounts Payable and Accrued Liabilities	$ 44,845	$ 45,453